Exhibit 99.1

World Omni Select Auto Trust 2023-A
Monthly Servicer Certificate
April 30, 2024

Dates Covered
Collections Period	04/01/24 - 04/30/24
Interest Accrual Period	04/15/24 - 05/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/24	556,838,255.27	24,354
Principal Payments	20,870,195.61	835
Defaulted Receivables	2,844,428.47	138
Repurchased Accounts	0.00	0
Pool Balance at 04/30/24	533,123,631.19	23,381

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.22%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	28,932,753.92	1,300
Past Due 61-90 days	8,251,137.15	376
Past Due 91-120 days	1,461,566.82	73
Past Due 121+ days	0.00	0
Total	38,645,457.89	1,749

Total 31+ Delinquent as % Ending Pool Balance	7.25%
Total 61+ Delinquent as % Ending Pool Balance	1.82%
Delinquency Trigger Occurred	NO

Recoveries	2,193,054.18
Aggregate Net Losses/(Gains) - April 2024	651,374.29
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.40%
Prior Net Losses/(Gains) Ratio	2.05%
Second Prior Net Losses/(Gains) Ratio	1.60%
Third Prior Net Losses/(Gains) Ratio	2.66%
Four Month Average	1.93%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.59%

Overcollateralization Target Amount	44,515,823.20
Actual Overcollateralization	44,515,823.20
Weighted Average Contract Rate	9.05%
Weighted Average Remaining Term	52.64

Flow of Funds	$ Amount
Collections	27,253,639.35
Investment Earnings on Cash Accounts	23,921.94
Servicing Fee	(580,039.85)
Transfer to Collection Account	-
Available Funds	26,697,521.44

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,627,790.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	200,558.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	21,734,452.96
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	2,852,869.23

Total Distributions of Available Funds	26,697,521.44

Servicing Fee	580,039.85
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Note Balance @ 04/15/24	510,342,260.95
Principal Paid	21,734,452.96
Note Balance @ 05/15/24	488,607,807.99

Class A-1
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2a
Note Balance @ 04/15/24	144,699,333.21
Principal Paid	15,468,623.67
Note Balance @ 05/15/24	129,230,709.54
Note Factor @ 05/15/24	47.5882713%

Class A-2b
Note Balance @ 04/15/24	58,612,927.74
Principal Paid	6,265,829.29
Note Balance @ 05/15/24	52,347,098.45
Note Factor @ 05/15/24	47.5882713%

Class A-3
Note Balance @ 04/15/24	130,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	130,000,000.00
Note Factor @ 05/15/24	100.0000000%

Class B
Note Balance @ 04/15/24	41,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	41,000,000.00
Note Factor @ 05/15/24	100.0000000%

Class C
Note Balance @ 04/15/24	56,370,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	56,370,000.00
Note Factor @ 05/15/24	100.0000000%

Class D
Note Balance @ 04/15/24	61,030,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	61,030,000.00
Note Factor @ 05/15/24	100.0000000%

Class E
Note Balance @ 04/15/24	18,630,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	18,630,000.00
Note Factor @ 05/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,110,199.25
Total Principal Paid	21,734,452.96
Total Paid	23,844,652.21

Class A-1
Coupon	5.13900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.92000%
Interest Paid	713,850.04
Principal Paid	15,468,623.67
Total Paid to A-2a Holders	16,182,473.71

Class A-2b
SOFR Rate	5.33002%
Coupon	6.18002%
Interest Paid	301,857.55
Principal Paid	6,265,829.29
Total Paid to A-2b Holders	6,567,686.84

Class A-3
Coupon	5.65000%
Interest Paid	612,083.33
Principal Paid	0.00
Total Paid to A-3 Holders	612,083.33

Class B
Coupon	5.87000%
Interest Paid	200,558.33
Principal Paid	0.00
Total Paid to B Holders	200,558.33

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	0.00
Total Paid to C Holders	281,850.00

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4183170
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9079785
Total Distribution Amount	27.3262955

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.6287010
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	56.9620845
Total A-2a Distribution Amount	59.5907855

A-2b Interest Distribution Amount	2.7441595
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	56.9620845
Total A-2b Distribution Amount	59.7062440

A-3 Interest Distribution Amount	4.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.7083333

B Interest Distribution Amount	4.8916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.8916666

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.0000000

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/24	4,658,785.01
Investment Earnings	20,080.85
Investment Earnings Paid	(20,080.85)
Deposit/(Withdrawal)	-
Balance as of 05/15/24	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$10,356,912.38	$10,252,213.47	$10,139,300.79
Number of Extensions	398	391	391
Ratio of extensions to Beginning of Period Receivables Balance	1.86%	1.77%	1.68%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.